Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Summary of Significant Accounting Policies [Line Items]
Schedule of Translation of Foreign Currencies	Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:
	As of
	September 30, 2024	June 30, 2024
Period-end MYR: US$1 exchange rate	4.12	4.72
	For the three months ended September 30,
	2024	2023
Period-average MYR: US$1 exchange rate	4.46	4.62
Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:
	As of
	June 30, 2024	June 30, 2023
Period-end MYR: US$1 exchange rate	4.72	4.67
	For the years ended June 30,
	2024	2023
Period-average MYR: US$1 exchange rate	4.69	4.53

Schedule of Estimated Useful Lives of the Assets	Property and equipment, net consist of the following:
	As of September 30, 2024	As of June 30, 2024
	(Unaudited)	(Audited)
Computer and office equipment	$177,021	$154,772
Furniture and fixtures	83,240	72,778
Motor vehicle	94,120	82,290
Leasehold improvement	150,254	131,369
Subtotal	504,635	441,209
Less: accumulated depreciation	(329,010)	(267,531)
Total	$175,625	$173,678

Property and equipment, net consist of the following:
	As of June 30, 2024	As of June 30, 2023

Computer and office equipment	$154,772	$142,520
Furniture and fixtures	72,778	73,355
Motor vehicle	82,290	83,185
Leasehold improvement	131,369	132,797
Subtotal	441,209	431,857
Less: accumulated depreciation	(267,531)	(152,257)
Total	$173,678	$279,600

Schedule of Disaggregated Information of Revenues by Products/Services	Disaggregated information of revenues by products/services are as follows:
	For the three months ended September 30,
	2024	2023
	(Unaudited)	(Unaudited)
Gift card or “E-voucher” revenue (1)	$23,187	$12,838,726
Health care products, computer products, and food and beverage products revenue (1)	51,764	304,331
Loyalty program revenue (1)	6,794	72,113
Transaction revenue (1)	43,080	20,208
Member subscription revenue (2)	82,546	173,219
Sublicense revenue (2)	-	55,298
Total revenues	$207,371	$13,463,895
(1)	Revenue recognized at a point in time.
(2)	Revenue recognized over time.
Disaggregated information of revenues by products/services are as follows:
	For the years ended June 30,
	2024	2023
Gift card or “E-voucher” revenue (1)	$20,042,191	$68,050,624
Health care products, computer products, and food and beverage products revenue (1)	1,289,846	324,209
Loyalty program revenue (1)	123,825	524,854
Transaction revenue (1)	61,241	75,274
Member subscription revenue (2)	375,949	383,538
Sublicense revenue (2)	173,777	49,820
Total revenues	$22,066,829	$69,408,319
(1)	Revenue recognized at a point in time.
(2)	Revenue recognized over time.

Schedule of financial assets that were measured at fair value on a recurring basis	The following table presents information about the Company’s financial assets that were measured at fair value on a recurring basis as of September 30, 2024 and 30 June, 2024:
	September 30, 2024	Quoted Prices in Active Market (Level 1)	Significant Other Observable Input (Level 2)	Significant Other Unobservable Input (Level 3)
	$	$	$	$
Assets:
Investment in marketable securities	44,126	44,126	-	-
	June 30, 2024	Quoted Prices in Active Market (Level 1)	Significant Other Observable Input (Level 2)	Significant Other Unobservable Input (Level 3)
	$	$	$	$
Assets:
Investment in marketable securities	171,633	171,633	-	-

The following table presents information about the Company’s financial assets that were measured at fair value on a recurring basis as of 30 June, 2024:
	June 30, 2024	Quoted Prices in Active Market (Level 1)	Significant Other Observable Input (Level 2)	Significant Other Unobservable Input (Level 3)
	$	$	$	$
Assets:
Investment in marketable securities	171,633	171,633	-	-

Property, Plant and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Schedule of Estimated Useful Lives of the Assets	Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets with no residual value. The estimated useful lives are as follows:
Expected useful lives
Computer and office equipment	5 years
Furniture and fixtures	3-5 years
Motor vehicles	5 years
Leasehold improvement	3 years
The estimated useful lives are as follows:
Expected useful lives
Computer and office equipment	5 years
Furniture and fixtures	3-5 years
Motor vehicles	5 years
Leasehold improvement	3 years